Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	$ 57	[1]	$ 31	[1]	$ 399	[1]
Charges to Costs and Expenses	74	[1]	30	[1]	46	[1]
Charges to Other Accounts		[1]		[1]		[1]
Deductions	(15)	[1]	(4)	[1]	(414)	[1]
End of Year	116	[1]	57	[1]	31	[1]
Allowance for net deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	20,844		20,781		18,970
Charges to Costs and Expenses
Charges to Other Accounts
Deductions	(823)		63		1,811
End of Year	$ 20,021		$ 20,844		$ 20,781

[1]	Write-off, net of recoveries for the allowance for doubtful accounts.